SHAREHOLDERS' EQUITY (SCHEDULE OF NONVESTED SHARE ACTIVITY) (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested shares, beginning of year (in shares)	521
Vested (in shares)	(396)
Forfeited (in shares)	(2)
Non-vested shares, end of year (in shares)	236	521
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested shares, beginning of year (in dollars per share)	$ 8.29
Granted (in dollars per share)	$ 17.15	$ 12.00	$ 7.35
Vested (in dollars per share)	$ 9.22
Forfeited (in dollars per share)	$ 10.19
Non-vested shares, end of year (in dollars per share)	$ 10.95	$ 8.29